Loan Principal and Financing Service Fee Receivables - Loan Principal and Financing Service Fee Receivables (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term loan principal and financing service fee receivables
Loan principal and financing service fee receivables	$ 1,425,971,551	¥ 9,277,798,700	¥ 4,930,315,057
Deferred origination costs	0	0	100,598
Less: allowance for loan principal and financing service fee receivables	(79,807,879)	(519,254,006)	(103,624,704)
Short-term loan principal and financing service fee receivables, net	1,346,163,672	8,758,544,694	4,826,790,951
Long-term loan principal and financing service fee receivables
Loan principal and financing service fee receivables			89,311,102
Less: allowance for loan principal and financing service fee receivables	$ 0	¥ 0	(1,489,035)
Long-term loan principal and financing service fee receivables, net			¥ 87,822,067